Note 18 - Financial Instruments - Fair Value of Company's Liabilities (Details) - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Current Interest Rate Swap [Member]
Interest rate swap contracts
Noncurrent Interest Rate Swap [Member]
Interest rate swap contracts		$ 240,181
Fair Value, Inputs, Level 1 [Member] | Current Interest Rate Swap [Member]
Interest rate swap contracts	177,998
Fair Value, Inputs, Level 1 [Member] | Noncurrent Interest Rate Swap [Member]
Interest rate swap contracts	16,631
Fair Value, Inputs, Level 2 [Member] | Current Interest Rate Swap [Member]
Interest rate swap contracts
Fair Value, Inputs, Level 2 [Member] | Noncurrent Interest Rate Swap [Member]
Interest rate swap contracts		240,181
Fair Value, Inputs, Level 3 [Member] | Current Interest Rate Swap [Member]
Interest rate swap contracts	177,998
Fair Value, Inputs, Level 3 [Member] | Noncurrent Interest Rate Swap [Member]
Interest rate swap contracts	$ 16,631